Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks and Concentration
Currency fluctuations, appreciation	1.7	9.2
Currency fluctuation, depreciation			2.3